Meridian Small Cap Growth Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Shares	Value
Common Stocks - 88.3%
Communication Services - 2.1%
Diversified Telecommunication Services - 0.3%
Starry Group Holdings, Inc. Class A1	969,013	$1,443,829
Starry, Inc. Acquisition Date: 3/28/22, Cost $2,400,000[1,2]	320,000	476,800
		1,920,629
Entertainment - 0.6%
Reservoir Media, Inc.[1]	859,638	4,195,033
Interactive Media & Services - 1.2%
Actua Corp.[1]	1,232,871	12,329
ZipRecruiter, Inc. Class A1	563,488	9,297,552
		9,309,881
Total Communication Services		15,425,543
Consumer Discretionary - 12.8%
Auto Components - 1.4%
Stoneridge, Inc.[1]	619,342	10,497,847
Diversified Consumer Services - 3.9%
2U, Inc.[1,3]	185,618	1,160,113
Frontdoor, Inc.[1]	913,366	18,623,533
Grand Canyon Education, Inc.[1]	112,938	9,289,150
		29,072,796
Hotels, Restaurants & Leisure - 1.4%
NeoGames SA (Israel)[1]	368,397	4,752,321
PlayAGS, Inc.[1]	1,026,235	5,439,046
		10,191,367
Leisure Products - 1.1%
Clarus Corp.[3]	370,098	4,985,220
Malibu Boats, Inc. Class A1	70,694	3,392,605
		8,377,825
Specialty Retail - 2.0%
Sally Beauty Holdings, Inc.[1]	1,147,088	14,453,309
Textiles, Apparel & Luxury Goods - 3.0%
Canada Goose Holdings, Inc. (Canada)[1,3]	246,573	3,757,772
Carter's, Inc.	57,458	3,765,223
Skechers U.S.A., Inc. Class A1	454,539	14,417,977
		21,940,972
Total Consumer Discretionary		94,534,116
Consumer Staples - 1.5%
Personal Products - 0.7%
Beauty Health Co. (The)[1,3]	450,500	5,311,395
	Shares	Value
Tobacco - 0.8%
Turning Point Brands, Inc.	272,140	$5,777,532
Total Consumer Staples		11,088,927
Energy - 0.1%
Energy Equipment & Services - 0.1%
NCS Multistage Holdings, Inc.[1]	45,835	996,911
Total Energy		996,911
Financials - 1.7%
Capital Markets - 1.7%
FinServ Acquisition Corp.[1]	816,667	8,011,503
FinServ Acquisition Corp. Founder Shares Acquisition Date: 2/22/21, Cost $0[1,2,4]	83,333	408,748
FinServ Acquisition Corp. Private Placement Units Acquisition Date: 2/12/21, Cost $208,330[1,2,4]	20,833	102,186
WisdomTree Investments, Inc.	810,876	3,794,900
Total Financials		12,317,337
Health Care - 25.7%
Biotechnology - 7.4%
4D Molecular Therapeutics, Inc.[1]	469,359	3,773,646
Albireo Pharma, Inc.[1]	248,293	4,806,953
C4 Therapeutics, Inc.[1]	425,374	3,730,530
CareDx, Inc.[1]	233,020	3,966,000
Centrexion Therapeutics Corp. (Dividend Shares) Acquisition Date: 3/14/19, Cost $0[1,2,4]	17,318	1,212
Erasca, Inc.[1,3]	531,276	4,143,953
Inhibrx, Inc.[1,3]	293,427	5,267,015
Instil Bio, Inc.[1]	823,470	3,985,595
Kiniksa Pharmaceuticals Ltd. Class A1	415,683	5,337,370
PMV Pharmaceuticals, Inc.[1,3]	359,951	4,283,417
Relay Therapeutics, Inc.[1]	251,117	5,617,487
SpringWorks Therapeutics, Inc.[1,3]	218,752	6,240,995
Veracyte, Inc.[1]	218,897	3,633,690
		54,787,863
Health Care Equipment & Supplies - 11.2%
Artivion, Inc.[1]	251,581	3,481,881
Axogen, Inc.[1]	478,459	5,703,231
Cardiovascular Systems, Inc.[1]	300,778	4,168,783
Merit Medical Systems, Inc.[1]	285,034	16,107,271
Nevro Corp. [1]	84,886	3,955,688
Omnicell, Inc.[1]	97,451	8,481,161
Paragon 28, Inc.[1,3]	344,586	6,140,522

Meridian Funds	1	www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
September 30, 2022 (Unaudited)
	Shares	Value
QuidelOrtho Corp.[1]	260,808	$18,642,556
Sight Sciences, Inc.[1]	605,601	3,845,566
Silk Road Medical, Inc.[1]	96,283	4,332,735
Sonendo, Inc. Acquisition Date: 9/26/22, Cost $2,857,143[1,2]	3,007,519	2,735,339
Sonendo, Inc.[1,3]	897,410	960,229
TransMedics Group, Inc.[1]	99,737	4,163,022
		82,717,984
Health Care Providers & Services - 2.8%
HealthEquity, Inc.[1]	189,599	12,735,365
Pediatrix Medical Group, Inc.[1]	501,693	8,282,951
		21,018,316
Health Care Technology - 1.0%
Certara, Inc.[1]	539,457	7,163,989
Life Sciences Tools & Services - 1.9%
MaxCyte, Inc.[1]	1,187,785	7,720,602
Syneos Health, Inc.[1]	133,739	6,305,794
		14,026,396
Pharmaceuticals - 1.4%
Arvinas, Inc.[1]	101,925	4,534,644
DICE Therapeutics, Inc.[1,3]	284,997	5,779,739
		10,314,383
Total Health Care		190,028,931
Industrials - 29.2%
Aerospace & Defense - 1.0%
Byrna Technologies, Inc.[1,3]	855,375	4,020,263
Rocket Lab U.S.A., Inc.[1]	893,578	3,636,862
		7,657,125
Air Freight & Logistics - 2.0%
Forward Air Corp.	160,754	14,509,656
Commercial Services & Supplies - 9.9%
ACV Auctions, Inc. Class A1	1,579,122	11,353,887
Cimpress Plc (Ireland)[1]	24,772	606,419
Clean Harbors, Inc.[1]	50,188	5,519,676
Heritage-Crystal Clean, Inc.[1]	777,239	22,982,957
Ritchie Bros. Auctioneers, Inc. (Canada)	365,665	22,846,749
SP Plus Corp.[1]	325,064	10,181,005
		73,490,693
Machinery - 3.1%
John Bean Technologies Corp.	68,400	5,882,400
Kadant, Inc.	35,005	5,839,184
Tennant Co.	194,310	10,990,173
		22,711,757
Marine - 3.1%
Kirby Corp.[1]	162,106	9,851,182
	Shares	Value
Matson, Inc.	218,429	$13,437,752
		23,288,934
Professional Services - 7.4%
Alight, Inc. Class A1,3	2,078,896	15,238,308
First Advantage Corp.[1]	652,059	8,365,917
Forrester Research, Inc.[1]	148,134	5,334,305
Legalzoom.com, Inc.[1,3]	250,091	2,143,280
TriNet Group, Inc.[1]	148,149	10,551,172
TrueBlue, Inc.[1]	692,904	13,220,608
		54,853,590
Road & Rail - 0.6%
Heartland Express, Inc.	284,535	4,071,696
Trading Companies & Distributors - 2.1%
Hudson Technologies, Inc.[1]	2,111,509	15,519,591
Total Industrials		216,103,042
Information Technology - 14.1%
Electronic Equipment, Instruments & Components - 2.0%
CTS Corp.	107,699	4,485,663
Mirion Technologies, Inc.[1,3]	1,378,630	10,298,366
		14,784,029
IT Services - 1.3%
International Money Express, Inc.[1]	420,354	9,579,868
Semiconductors & Semiconductor Equipment - 1.0%
Allegro MicroSystems, Inc. (Japan)[1]	342,930	7,493,021
Software - 9.8%
8x8, Inc.[1,3]	606,850	2,093,633
Alkami Technology, Inc.[1,3]	739,769	11,133,523
Asure Software, Inc.[1]	812,486	4,647,420
ChannelAdvisor Corp.[1]	272,540	6,175,756
Consensus Cloud Solutions, Inc.[1]	203,791	9,639,314
ForgeRock, Inc. Class A1	286,795	4,167,131
KnowBe4, Inc. Class A1	178,773	3,720,266
Model N, Inc.[1,3]	170,764	5,845,252
Momentive Global, Inc.[1]	1,228,618	7,138,271
Monday.com Ltd.[1]	67,641	7,666,431
Upland Software, Inc.[1]	564,856	4,592,279
Vertex, Inc. Class A1	439,301	6,005,245
		72,824,521
Total Information Technology		104,681,439
Materials - 0.6%
Containers & Packaging - 0.6%
Ranpak Holdings Corp.[1]	1,226,114	4,193,310
Total Materials		4,193,310

Meridian Funds	2	www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
September 30, 2022 (Unaudited)
	Shares	Value
Utilities - 0.5%
Water Utilities - 0.5%
Pure Cycle Corp.[1]	474,653	$3,963,353
Total Utilities		3,963,353
Total Common Stocks - 88.3% (Cost $688,596,910)		653,332,909
Warrants - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Beta Bionics, Inc. Strike Price $0.01, Expires 2/16/32[1,2,4]	2,157	206,554
Total Health Care		206,554
Total Warrants - 0.0% (Cost $239,997)		206,554
Preferred Stocks - 5.7%
Communication Services - 1.1%
Internet & Direct Marketing Retail - 1.1%
Evolve Vacation Rental Network, Inc. Series 8 Acquisition Date: 6/15/18, Cost $3,999,999[1,2,4]	470,013	8,422,633
Total Communication Services		8,422,633
Health Care - 2.9%
Biotechnology - 1.1%
Centrexion Therapeutics Corp. Acquisition Date: 12/18/17, Cost $2,995,007[1,2,4]	1,663,893	515,807
DNA Script Series C Acquisition Date: 10/8/21, Cost $3,431,721[1,2,4]	3,955	2,147,960
Neurogene, Inc. Series B Acquisition Date: 3/4/22, Cost $3,000,000[1,2,4]	1,229,508	2,557,377
YAP Therapeutics, Inc. Series B Acquisition Date: 1/12/22, Cost $3,000,005[1,2,4]	64,544	2,938,043
		8,159,187
Health Care Equipment & Supplies - 1.0%
Adagio Medical, Inc. Series E Acquisition Date: 11/9/20, Cost $4,000,003[1,2,4]	176,913	3,594,872
Beta Bionics, Inc. Series B Acquisition Date: 10/9/18, Cost $3,999,976[1,2,4]	26,631	2,697,188
	Shares	Value
Beta Bionics, Inc. Series C Acquisition Date: 2/16/22, Cost $959,987[1,2,4]	8,628	$826,217
		7,118,277
Health Care Providers & Services - 0.7%
Binx Health, Inc. Series E Acquisition Date: 5/26/21, Cost $6,500,041[1,2,4]	24,179	4,781,881
Pharmaceuticals - 0.1%
Capsule Corp. Series D Acquisition Date: 4/8/21, Cost $2,000,000[1,2,4]	138,011	1,065,445
Total Health Care		21,124,790
Information Technology - 1.1%
IT Services - 0.6%
Skyryse, Inc. Series B Acquisition Date: 10/21/21, Cost $4,184,983[1,2,4]	169,570	4,184,983
Software - 0.5%
Dataminr, Inc. Series F Acquisition Date: 3/22/21, Cost $5,655,320[1,2,4]	128,530	3,736,367
Total Information Technology		7,921,350
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
Apartment List, Inc. Series D Acquisition Date: 12/21/20 - 12/24/20, Cost $5,999,998[1,2,4]	1,642,485	4,467,559
Total Real Estate		4,467,559
Total Preferred Stocks - 5.7% (Cost $49,727,039)		41,936,332
Private Investment Fund - 0.4%
Quail Investment Holdings, LLC Acquisition Date: 9/1/20, Cost $2,917,695[1,2,5]	2,918	2,794,539
Total Private Investment Fund - 0.4% (Cost $2,917,695)		2,794,539

Meridian Funds	3	www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
September 30, 2022 (Unaudited)
	Shares/ Principal Amount	Value
Short-Term Investments - 4.0%
Money Market Funds - 0.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Class, 3.02% (Cost $2,649,000)	2,649,000	$2,649,000
Repurchase Agreements - 3.7%
Bank of America Securities, Inc., dated 9/30/22, due 10/3/22, 3.05% total to be received $6,924,871 (collateralized by various U.S. Government Sponsored Agency, 2.00% - 6.00%, 7/1/50 - 9/1/52, totaling $7,061,573)	$6,923,111	6,923,111
Citigroup Global Markets, Inc., dated 9/30/22, due 10/3/22, 3.05% total to be received $6,325,613 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 5.38%, 2/15/24 - 3/20/52, totaling $6,450,486)	6,324,006	6,324,006
Daiwa Capital Markets America, Inc., dated 9/30/22, due 10/3/22, 3.05% total to be received $6,924,871 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 6.50%, 10/4/22 - 9/20/52, totaling $7,061,573)	6,923,111	6,923,111
	Shares/ Principal Amount	Value
RBC Dominion Securities, Inc., dated 9/30/22, due 10/3/22, 3.04% total to be received $6,924,865 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 6.00%, 8/15/25 - 8/20/52, totaling $7,061,573)	$6,923,111	$6,923,111
Total Repurchase Agreements (Cost $27,093,339)		27,093,339
Total Short-Term Investments - 4.0% (Cost $29,742,339)		29,742,339
Total Investments - 98.4% (Cost $771,223,980)		728,012,673
Cash and Other Assets, Less Liabilities - 1.6%		11,792,573
Net Assets - 100.0%		$739,805,246

Meridian Funds	4	www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
September 30, 2022 (Unaudited)
Plc—Public Limited Company
[1]	Non-income producing securities.
[2]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules and agreements. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at period-end amounts to $48,661,710 and represents 6.58% of net assets.
[3]	All or portion of this security is on loan at September 30, 2022. Total value of such securities at period-end amounts to $34,531,790 and represents 4.67% of net assets.
[4]	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Directors.
[5]	Quail Investment Holdings, LLC is a limited liability company that was organized to invest solely in Qumulo, Inc Series E Preferred Stock. The value of Qumulo, Inc. is substantially the same as Quail Investment Holdings, LLC.

Meridian Funds	5	www.arrowmarkpartners.com/meridian/